Information on market risk and fair value of financial assets and liabilities (telecom activities) - Fair value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			€ 3,206
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			431
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 381
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			185
Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			3,206
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	381
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			247
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			5,645
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	6,237	€ 6,040
Trade receivables [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			5,645
Trade receivables [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	6,237	6,040
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,545	3,291	4,803
Financial assets at fair value, class [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	65	55	185
Financial assets at fair value, class [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,124	2,859	4,372
Financial assets at fair value, class [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	355	377	247
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	205	203	141
Equity investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	421	432
Equity investments [member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	65	55
Equity investments [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	205	203	141
Equity investments [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	355	377
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	38	27	642
Cash collateral paid [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	38	27	642
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	4,500	2,266
Trading securities [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	4,500	2,266
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			382
Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		363
Other financial assets including receivables related to investments [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			382
Other financial assets including receivables related to investments [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		363
Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,846	8,188	7,891
Cash and Cash Equivalents [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,846	8,188	7,891
Cash Equivalents [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			5,140
Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,178	5,479
Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,668
Cash Equivalents [Member] | Level 1 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			5,140
Cash Equivalents [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,178	5,479
Cash Equivalents [Member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 2,668
Cash [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			2,751
Cash [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		2,709
Cash [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			€ 2,751
Cash [Member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		€ 2,709